Consolidated Statement of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Profit/(loss) before tax	$ 2,501	$ (265)	$ 3,916
Finance income and expense	1,251	1,257	1,219
Share of after tax losses of associates and joint ventures	5	64	27
Depreciation, amortisation and impairment	5,480	6,530	3,149
Increase in trade and other receivables	(1,349)	(961)	(739)
Decrease/(increase) in inventories	3,941	1,577	(621)
Increase in trade and other payables and provisions	1,165	1,405	1,721
Gains on disposal of intangible assets	(104)	(513)	(1,030)
Gains on disposal of investment in associates and joint ventures		(776)
Fair value movements on contingent consideration arising from business combinations	82	14	(272)
Non-cash and other movements	(692)	95	(276)
Cash generated from operations	12,280	8,427	7,094
Interest paid	(849)	(721)	(733)
Tax paid	(1,623)	(1,743)	(1,562)
Net cash inflow from operating activities	9,808	5,963	4,799
Cash flows from investing activities
Acquisition of subsidiaries, net of cash acquired	(48)	(9,263)
Payments upon vesting of employee share awards attributable to business combinations	(215)	(211)
Payment of contingent consideration from business combinations	(772)	(643)	(822)
Purchase of property, plant and equipment	(1,091)	(1,091)	(961)
Disposal of property, plant and equipment	282	13	106
Purchase of intangible assets	(1,480)	(1,109)	(1,645)
Disposal of intangible assets and assets held for sale	(447)	(587)	(951)
Movement in profit-participation liability		20	40
Purchase of non-current asset investments	(45)	(184)	(119)
Disposal of non-current asset investments	42	9	1,381
Movement in short-term investments, fixed deposits and other investing instruments	(114)	96	745
Payments to associates and joint ventures	(26)	(92)	(8)
Disposal of investments in associates and joint ventures		776
Interest received	60	34	47
Net cash outflow from investing activities	(2,960)	(11,058)	(285)
Net cash inflow/(outflow) before financing activities	6,848	(5,095)	4,514
Cash flows from financing activities
Proceeds from issue of share capital	29	29	30
Issue of loans and borrowings		12,929	2,968
Repayment of loans and borrowings	(1,271)	(4,759)	(1,609)
Dividends paid	(4,364)	(3,856)	(3,572)
Hedge contracts relating to dividend payments	(127)	(29)	(101)
Repayment of obligations under leases	(244)	(240)	(207)
Movement in short-term borrowings	74	(276)	288
Payments to acquire non-controlling interests		(149)
Payment of Acerta Pharma share purchase liability	(920)
Net cash (outflow)/inflow from financing activities	(6,823)	3,649	(2,203)
Net increase/(decrease) in Cash and cash equivalents in the period	25	(1,446)	2,311
Cash and cash equivalents at the beginning of the period	6,038	7,546	5,223
Exchange rate effects	(80)	(62)	12
Cash and cash equivalents at the end of the period	5,983	6,038	7,546
Cash and cash equivalents	$ 6,166	$ 6,329	$ 7,832